Inventories	12 Months Ended
Dec. 31, 2020
Disclosure of Inventories [Abstract]
Inventories
Note 12
Inventories

The inventories balances are detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Finished products	73,971,829	83,163,323
In process products	4,121,749	3,539,351
Raw material	140,148,143	129,926,627
In transit raw material	10,151,494	10,556,865
Materials and products	7,394,725	6,494,675
Realizable net value estimate and obsolescence	(3,944,679)	(1,246,380)
Total	231,843,261	232,434,461

For the years ended as of December 31, 2020, 2019 and 2018 the Company wrote off a total of ThCh$ 1,877,113,
ThCh$ 1,962,689 and ThCh$ 3,296,095 against net realizable value and obsolescence respectively.

Additionally, the Company presents an estimate for inventory impairment which includes amounts related to low turnover, technical obsolescence and/or products recalled from the market.

The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Initial balance	(1,246,380)	(1,318,036)
Inventories write-down estimation	(4,667,808)	(1,642,147)
Estimates resulting from business combinations (1)	-	(210,816)
Inventories recognised as an expense	1,877,113	1,962,689
Business combinations effect	92,396	(38,070)
Total	(3,944,679)	(1,246,380)
(1)

See
Note 15 – Business Combinations
.

As of
December 31, 2020 and 2019
, the Company does not have any inventory pledged as guarantee for financial obligations.